Events After the Reporting Period - Additional Information (Details) $ / shares in Units, € in Thousands		2 Months Ended	12 Months Ended
	Jan. 28, 2022 USD ($) $ / shares shares	Feb. 28, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Feb. 10, 2022 EUR (€)	Jan. 31, 2022 SFr / shares shares
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Notes issued, original issue discount			$ 2,128,000
Treasury Shares [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of shares issued | shares			5,265,203	3,608,291
Potential Ordinary Share Transactions [Member] | Theramex Licensing Agreement [Member] | Top of range [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Upfront and milestone payments | €					€ 72,750
Potential Ordinary Share Transactions [Member] | Tranche two [Member] | JGB Management, Inc [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Notes issued	$ 10,500,000
Notes issued, original issue discount	$ 975,000
Debt conversion price per common share | $ / shares	$ 1.66
Number of warrants issued to purchase common stock | shares	1,018,716
Warrant to purchase common share, exercise price | $ / shares	$ 1.87
Weighted average share price | $ / shares	$ 3.00
Exchange payment of notes issued	$ 1,250,000
Proceeds from issue of bonds, notes and debentures	8,275,000
Waiver payment of notes issued	$ 1,250,000
Potential Ordinary Share Transactions [Member] | Signing Milestones [Member] | Theramex Licensing Agreement [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Upfront and milestone payments | €					5,000
Potential Ordinary Share Transactions [Member] | Development and Commercial Milestones [Member] | Theramex Licensing Agreement [Member] | Top of range [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Upfront and milestone payments | €					13,750
Potential Ordinary Share Transactions [Member] | Sales-Based Milestones [Member] | Theramex Licensing Agreement [Member] | Top of range [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Upfront and milestone payments | €					€ 54,000
Common shares [Member] | Potential Ordinary Share Transactions [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of shares issued | shares						23,400,000
Par value of shares | SFr / shares						SFr 0.0769
ATM [Member] | Treasury Shares [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of shares issued | shares			15,933,420	5,995,897
Share price | $ / shares			$ 3.28	$ 2.82
Proceeds from sale of treasury shares			$ 53,700,000	$ 16,900,000
ATM [Member] | Potential Ordinary Share Transactions [Member] | Treasury Shares [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of shares issued | shares		2,859,253
Share price | $ / shares		$ 1.61
Proceeds from sale of treasury shares		$ 4,600,000